Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Right of Use Assets and Lease Liabilities

Below shows the movements of Right-of-use assets and lease liabilities presented in the consolidated statements of financial position:

	Right-of-use assets	Lease liabilities
	USD’000	USD’000
As of 1/1/2023	142	170
Inception of new lease	66	66
Depreciation expense	(20)	—
Interest expense	—	13
Payment	—	(29)
Exchange adjustments	(2)	(4)

As of 31/12/2023	186	216
Depreciation expense	(17)	—
Interest expense	—	13
Payment	—	(28)
Exchange adjustments	(5)	(5)
As of 31/12/2024	164	196

Schedule of Lease Liabilities

The lease liabilities based on their maturity are as follows:

	As of December 31,
	2023	2024
	USD’000	USD’000
Analyzed into:
Within one year	16	17
In the second to fifth year, inclusive	70	63
Over fifth year	130	116
	216	196